Right-of-use assets (Details Narrative)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
IfrsStatementLineItems [Line Items]
Lease terms	2 years
Maximum [Member]
IfrsStatementLineItems [Line Items]
Lease terms	3 years